Accrued Expenses and Other Liabilities - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
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Other Liabilities [Line Items]
Unamortized annual fees	₨ 1,257.9	$ 16.6	₨ 1,097.4